Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 14, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared to common stock holders		$ 26.4
Dividend declared per share		$ 0.50
Dividend paid date	Apr. 12, 2013
Dividend record date	Mar. 28, 2013